8. Stockholders' Deficiency: Schedule of Assumptions Used (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Assumptions Used

	2016	2015
Exercise price ($)	2.00 – 2.58	0.0001
Risk free interest rate	0.45% – 1.47%	0.04% – 1.07%
Expected term (Years)	1.0 – 3.0	10.0
Expected volatility	101% – 105%	94%
Expected dividend yield	0.00%	0.00%
Fair value of option ($)	0.88	0.74
Expected forfeiture (attrition) rate	0.00% – 5.00%	5.00% – 20.00%